COVER PAGE	Aug. 07, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	PEGASYSTEMS INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	1-11859
Entity Tax Identification Number	04-2787865
Entity Address, Address Line One	One Rogers Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142-1209
City Area Code	617
Local Phone Number	374-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PEGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001013857